Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net [Abstract]
Intangible Assets, Net
Note 7 - Intangible Assets, Net

	December 31,
	2019	2018
	U.S. Dollars (in thousands)

Patent registration costs	1,711	1,605

Accumulated amortization	1,220	1,129

Total intangible asset, net	491	476

Patent registration costs are amortized over their estimated useful life of 10 years.

Amortization expense for the years ended December 31, 2019, 2018 and 2017 amounted to $91, $98 and $121, respectively.

As of December 31, 2019, the estimated amortization expenses of intangible assets for the years 2020 to 2024 is as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2020	82
2021	79
2022	78
2023	66
2024	57